Business Combination (Details) - Schedule of preliminary allocation of the purchase price - Purchase Price Consideration [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Business Combination (Details) - Schedule of preliminary allocation of the purchase price [Line Items]
Cash	$ 8,000
Preliminary working capital adjustment	112
Fair value of 231,002 shares issued at closing	1,439
Fair value of the earnout	1,000
Portion of deferred obligation to issue shares of common stock	1,526
Total consideration	12,077
Less the fair value of assets acquired less liabilities assumed	(3,296)
Goodwill	$ 8,781